UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2017 (Unaudited)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7%	Rate (%)	Date	Amount ($)	Value ($)
California - 98.4%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	5,773,650
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000	3,318,630
Alameda Corridor Transportation Authority,
Second Subordinate Lien Revenue	5.00	10/1/37	1,650,000	1,820,412
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platimum
Triangle)	4.00	9/1/41	5,250,000	5,082,420
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platimum
Triangle)	4.00	9/1/46	2,000,000	1,916,360
Bay Area Toll Authority,
San Francisco Bay Area Subordinate Lien
Toll Bridge Revenue	5.00	4/1/43	7,500,000	8,386,800
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,672,600
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000	15,870,682
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000	5,482,575
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	16,661,850
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,922,145
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	28,558,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	22,228,245
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	10,475,441
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,401,700
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	33,417,000
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	11,365,700
California,
GO (Various Purpose)	5.00	9/1/36	10,000,000	11,480,300
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,561,050
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	19,476,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 98.4% (continued)
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County Tobacco
Funding Corporation)	5.00	6/1/34	5,000,000	5,371,450
California Department of Water Resources,
Water System Revenue (Central Valley
Project)	5.00	12/1/26	230,000	241,668
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/36	2,345,000	2,611,603
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/37	1,500,000	1,665,195
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/40	5,000,000	5,546,700
California Educational Facilities Authority,
Revenue (Chapman University)	5.00	4/1/45	2,305,000	2,548,454
California Educational Facilities Authority,
Revenue (Occidental College)	5.00	10/1/45	500,000	563,920
California Educational Facilities Authority,
Revenue (Pepperdine University)	5.00	9/1/45	5,000,000	5,661,750
California Educational Facilities Authority,
Revenue (Pooled College and University
Projects) (Escrowed to Maturity)	5.63	7/1/23	120,000	136,325
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/39	7,500,000	7,489,050
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/23	1,650,000	1,903,341
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000	1,841,472
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/30	3,500,000	4,024,510
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/31	4,430,000	5,089,007
California Health Facilities Financing
Authority,
Revenue (Providence Saint Joseph
Health)	4.00	10/1/47	10,000,000	9,964,700
California Health Facilities Financing
Authority,
Revenue (Rady Children's Hospital - San
Diego)	5.25	8/15/41	8,500,000	9,256,245
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000	8,373,825
California Health Facilities Financing
Authority,
Revenue (Scripps Health)	5.00	11/15/36	7,525,000	8,143,179

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
California Health Facilities Financing
Authority,
Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,099,030
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/30	750,000		861,915
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/31	3,500,000		4,007,570
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/31	1,150,000		1,314,738
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	4.00	11/15/41	10,000,000		10,095,900
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/43	2,000,000		2,232,060
California Infrastructure and Economic
Development Bank,
Revenue (Academy of Motion Pictures
Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,555,257
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/41	1,750,000	[a]	1,762,880
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/46	1,670,000	[a]	1,677,632
California Municipal Finance Authority,
Revenue (California Baptist University)	5.00	11/1/46	2,500,000	[a]	2,486,100
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/36	1,000,000		1,103,640
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/37	1,000,000		1,101,030
California Municipal Finance Authority,
Revenue (NorthBay Healthcare Group)	5.00	11/1/26	1,475,000		1,644,064
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,572,795
California Pollution Control Financing
Authority,
Revenue (San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,022,555
California Pollution Control Financing
Authority,
Water Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[a]	8,188,950
California Public Finance Authority,
Revenue (Henry Mayo Newhall Hospital)	5.00	10/15/47	3,000,000		3,188,340
California School Finance Authority,
Charter School Revenue (Aspire Public
Schools - Obligated Group)	5.00	8/1/41	1,750,000	[a]	1,823,657
California School Finance Authority,
School Facility Revenue (Alliance for
College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[a]	3,517,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		5,887,050
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	3/1/25	1,795,000		2,059,242
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,272,500
California State University Trustees,
Systemwide Revenue	5.00	11/1/27	85,000		88,876
California State University Trustees,
Systemwide Revenue	5.00	11/1/28	165,000		172,504
California Statewide Communities
Development Authority,
COP (The Internext Group)	5.38	4/1/30	4,800,000		4,815,120
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of the
West)	2.10	10/1/19	2,000,000		2,000,260
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of the
West)	5.00	10/1/45	3,550,000		3,781,921
California Statewide Communities
Development Authority,
Revenue (Buck Institute for Research on
Aging) (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/34	2,390,000		2,713,367
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,095,075
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		12,738,905
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,406,240
California Statewide Communities
Development Authority,
Revenue (Henry Mayo Newhall Memorial
Hospital) (Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/43	2,100,000		2,325,372
California Statewide Communities
Development Authority,
Revenue (John Muir Health)	5.00	8/15/41	1,200,000		1,321,572
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,269,430
California Statewide Communities
Development Authority,
Revenue (Loma Linda University Medical
Center)	5.25	12/1/56	5,250,000	[a]	5,536,965

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
California Statewide Communities
Development Authority,
Revenue (University of California, Irvine
East Campus Apartments)	5.00	5/15/40	3,000,000		3,245,970
California Statewide Communities
Development Authority,
School Facility Revenue (Aspire Public
Schools) (Prerefunded)	6.00	1/1/19	7,975,000	[b]	8,694,584
Escondido Union High School District,
GO	0.00	8/1/41	2,525,000	[c]	874,231
Escondido Union High School District,
GO	0.00	8/1/46	3,000,000	[c]	824,010
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue (Insured;
Assured Guaranty Municipal Corp.)	0.00	1/15/35	10,000,000	[c]	4,669,200
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds	5.00	6/1/40	3,500,000		3,878,805
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,792,551
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	9,755,000		9,829,236
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	70,000,000	[c]	9,515,800
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.13	6/1/47	8,000,000		7,999,520
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed Bonds	5.75	6/1/47	12,500,000		12,563,750
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	4,020,362
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	4,062,117
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	4,096,795
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,392,429
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/37	2,500,000		2,838,200
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/38	1,800,000		2,040,462
Irvine Community Facilities District Number
2013-3 Improvement Area Number 1,
Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,637,525

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,725,509
Kaweah Delta Health Care District,
Revenue	5.00	6/1/40	2,500,000		2,710,800
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		3,986,990
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/29	1,190,000		1,323,006
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/30	1,110,000		1,228,881
Los Angeles County Public Works Financing
Authority,
LR	5.00	12/1/45	4,000,000		4,519,880
Los Angeles County Regional Financing
Authority,
Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,220,720
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	5,000,000		5,625,150
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/29	3,915,000		4,368,514
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/29	16,090,000		17,512,356
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/35	25,000,000		27,660,750
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/38	3,500,000		3,955,385
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/38	4,500,000		5,101,650
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		28,581,553
Los Angeles Harbor Department,
Revenue	4.00	8/1/39	10,000,000		10,357,600
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,315,229
Metropolitan Water District of Southern
California,
Water Revenue	5.00	10/1/34	5,000,000		5,683,750
Metropolitan Water District of Southern
California,
Water Revenue	5.00	1/1/39	5,000,000		5,343,100
Metropolitan Water District of Southern
California,
Water Revenue	5.00	7/1/40	2,000,000		2,301,140
Murrieta Valley Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,538,605

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,156,833
Northern California Power Agency,
Revenue (Hydroelectric Project Number
1) (Insured; AMBAC) (Prerefunded)	7.50	7/1/21	375,000	[b]	442,673
Northern California Power Agency,
Revenue (Hydroelectric Project Number
1) (Insured; National Public Finance
Guarantee Corp.)	6.30	7/1/18	16,935,000		17,505,540
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,783,364
Northern California Transmission Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,708,020
Norwalk-La Mirada Unified School District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[c]	2,153,003
Oakland Redevelopment Successor Agency,
Subordinated Tax Allocation Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,337,980
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		5,995,100
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		3,950,905
Orange County Community Facilities District
Number 2016-1,
Special Tax Revenue (Village of Esencia)	5.00	8/15/41	6,000,000		6,415,080
Palomar Community College District,
GO	0/6.38	8/1/45	15,515,000	[d]	10,602,486
Palomar Health,
Revenue	5.00	11/1/26	1,845,000		2,059,149
Peralta Community College District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	8/1/39	5,000,000		5,117,000
Placentia-Yorba Linda Unified School
District,
GO	0.00	8/1/46	7,000,000	[c]	1,939,420
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,681,630
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000		2,216,680
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,353,255
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,203,584
Sacramento County,
Airport System Senior Revenue	5.00	7/1/41	3,250,000		3,640,942
Sacramento County Sanitation Districts
Financing Authority,
Revenue (Sacramento Regional County
Sanitation District)	5.00	12/1/26	7,000,000		8,171,170

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,053,800
Sacramento Municipal Utility District,
Electric Revenue	5.00	8/15/28	1,845,000		2,119,407
Sacramento Municipal Utility District,
Electric Revenue (Prerefunded)	5.00	8/15/21	655,000	[b]	759,473
San Bernardino County,
COP (Capital Facilities Project)
(Escrowed to Maturity)	6.88	8/1/24	5,000,000		6,342,000
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,288,450
San Diego County Regional Transportation
Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		11,296,100
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,307,380
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,304,540
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	1,000,000		1,186,400
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/32	1,000,000		1,162,820
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport) (Prerefunded)	5.00	5/3/21	4,000,000	[b]	4,604,880
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,306,600
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/18	445,000	[c]	416,155
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	5.00	8/1/18	1,585,000		1,664,298
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay South
Public Improvements)	0.00	8/1/21	500,000	[c]	394,885

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)	Value ($)
California - 98.4% (continued)
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000	5,357,600
Santa Margarita Water District Community
Facilities District Number 2013-1,
Special Tax Revenue (Village of Sendero)	5.63	9/1/43	7,000,000	7,647,500
Santa Margarita Water District Community
Facilities District Number 99-1,
Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000	2,143,818
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue (Ladera
Ranch)	5.00	8/15/29	1,500,000	1,659,135
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue (Ladera
Ranch)	5.00	8/15/30	1,000,000	1,103,030
Southern California Public Power Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000	3,504,065
Southern California Public Power Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000	2,481,499
Southern California Public Power Authority,
Revenue (Milford Wind Corridor Phase I
Project)	5.00	7/1/29	11,865,000	13,029,787
Southern California Public Power Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/27	13,765,000	15,360,363
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000	1,859,728
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000	1,274,233
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000	2,781,275
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
North Redevelopment Project)	5.00	8/1/36	1,555,000	1,758,176
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	5.00	8/1/41	1,750,000	1,975,645
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project) (Insured;
National Public Finance Guarantee Corp.)	5.00	8/1/43	1,100,000	1,234,288

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 98.4% (continued)
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue (Los
Medanos Community Development
Project) (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/28	3,000,000		3,510,240
Tender Option Bond Trust Receipts (Series
2016-XM0375),
(Riverside County Transportation
Commission, Sales Tax Revenue) Non-
recourse	5.25	6/1/21	7,500,000	[a,e]	8,673,600
Tender Option Bond Trust Receipts (Series
2016-XM0379),
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	12,000,000	[a,e]	13,465,680
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	925,000		934,047
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		8,816,016
Torrance,
Revenue (Torrance Memorial Medical
Center)	5.00	9/1/40	3,000,000		3,171,720
Turlock Irrigation District,
First Priority Subordinated Revenue	5.00	1/1/36	4,415,000		5,037,162
Turlock Irrigation District,
Revenue	5.00	1/1/25	1,255,000		1,377,099
Turlock Irrigation District,
Revenue	5.00	1/1/26	25,000		27,396
Turlock Irrigation District,
Revenue (Prerefunded)	5.00	1/1/20	4,355,000	[b]	4,834,006
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000		3,574,080
University of California Regents,
General Revenue (Prerefunded)	5.75	5/15/19	2,000,000	[b]	2,208,420
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		11,366,800
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		11,270,700
University of California Regents,
Medical Center Pooled Revenue	4.00	5/15/44	3,000,000		3,036,810
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000		3,740,152
Wiseburn School District,
GO	0.00	8/1/37	6,400,000	[c]	2,668,032
					953,604,195
U.S. Related - 1.3%
Guam,
Business Privilege Tax Revenue	5.00	1/1/31	1,925,000		1,994,300
Guam,
Business Privilege Tax Revenue	5.00	11/15/34	6,930,000		7,253,354

Long-Term Municipal Investments -	Coupon	Maturity	Principal
99.7% (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related - 1.3% (continued)
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000	3,819,948
				13,067,602
Total Investments (cost $902,124,875)			99.7%	966,671,797
Cash and Receivables (Net)			0.3%	2,914,561
Net Assets			100.0%	969,586,358

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $47,132,999 or 4.86% of net assets.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	966,671,797	-	966,671,797
Liabilities ($)
Floating Rate Notes††	-	(9,750,000)	-	(9,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2017, accumulated net unrealized appreciation on investments was $64,546,922, consisting of $75,362,991 gross unrealized appreciation and $10,816,069 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)